COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 42,000	$ 105,000	$ 104,000